Income Taxes	9 Months Ended	12 Months Ended
	Oct. 27, 2012	Jan. 28, 2012
Income Taxes

(7) Income Taxes

The following table summarizes the Company’s income tax expense and effective tax rates for the thirteen and thirty-nine weeks ended October 29, 2011 and October 27, 2012:

	Thirteen Weeks Ended		Thirty-nine Weeks Ended
	October 29, 2011	October 27, 2012	October 29, 2011	October 27, 2012
Income before income taxes	$733	$1,284	$6,080	$1,446
Income tax expense	293	555	2,429	627
Effective tax rate	40.0%	43.2%	40.0%	43.4%

The effective tax rates for the thirteen and thirty-nine weeks ended October 29, 2011 and October 27, 2012 were based on the Company’s forecasted annualized effective tax rates, adjusted for discrete items primarily related to changes in state apportionment factors.

For the thirteen weeks ended October 29, 2011 and October 27, 2012, total income taxes paid were $107 and zero, respectively. For the thirty-nine weeks ended October 29, 2011 and October 27, 2012, total income taxes paid were $305 and $10,683, respectively.

The Company had no material accrual for uncertain tax positions or interest or penalties related to income taxes on the Company’s balance sheets at October 29, 2011, January 28, 2012 or October 27, 2012, and has not recognized any material uncertain tax positions or interest and/or penalties related to income taxes in the statement of operations for the thirteen or thirty-nine weeks ended October 29, 2011 or October 27, 2012.

The Company files a federal income tax return as well as state tax returns. The Company’s U.S. federal income tax returns for the years ended January 30, 2010 and thereafter remain subject to examination by the U.S. Internal Revenue Service (“IRS”). State returns are filed in various state jurisdictions, as appropriate, with varying statutes of limitation and remain subject to examination for varying periods.

(7) Income Taxes

Deferred income taxes reflect the net tax effects of temporary differences between carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Through January 31, 2009, due to the uncertainty of the Company’s ability to realize the benefit of the net deferred tax asset, the net deferred tax assets were fully offset by a valuation allowance. The determination that the full valuation allowance was required was based largely on the history of losses experienced by the Company and the cumulative losses experienced for the three years ended January 31, 2009.

As of January 30, 2010, the Company re-evaluated the realizability of the deferred tax assets. Based upon significant Fiscal 2010 pretax income, the Company had net cumulative pretax income for the three years ended January 30, 2010. Based upon the achievement of the cumulative pretax income for the three years ended January 30, 2010 and the Company’s estimates of projected future profitability, management believed that it was more likely than not that the benefit of its net deferred tax assets would be realized and therefore reversed the valuation allowance against its net deferred tax assets. Accordingly, the Company recognized a deferred tax benefit of $7,419 related to the reduction of the valuation allowance in Fiscal 2009.

As of January 28, 2012, no valuation allowance has been provided for net deferred tax assets as management continues to believe that it is more likely than not that the Company will realize the deferred tax assets at January 28, 2012.

The components of the income tax (benefit) expense are as follows:

	Fiscal Year
	2009	2010	2011
Current:
Federal	$127	$4,080	$6,979
State	47	1,389	3,124

	174	5,469	10,103

Deferred:
Federal	2,078	(673)	1,434
State	314	(43)	(1,378)

	2,392	(716)	56

Adjustments to the beginning-of-year valuation allowance	(7,419)	—	—

Income tax (benefit) expense	$(4,853)	$4,753	$10,159

The reconciliation of the statutory federal income tax rate to the Company’s effective income tax rate is as follows:

	Fiscal Year
	2009	2010	2011
Statutory federal tax rate	34.0%	34.0%	35.0%
State taxes, net of federal benefit	5.7	5.7	5.6
Other	(2.0)	0.7	(1.9)
Changes in valuation allowance	(109.0)	—	—

	(71.3)%	40.4%	38.7%

Significant components of deferred tax assets and liabilities consist of the following:

	January 29, 2011	January 28, 2012

Deferred tax assets:
Net operating loss carryforwards	$1,110	$—
Inventories	1,412	1,920
Alternative minimum tax credits	225	—
Deferred revenue	56	71
Accrued bonus	—	2,907
Deferred rent	6,093	9,000
Other	342	381

Deferred tax assets	9,238	14,279

Deferred tax liabilities:
Property and equipment	(5,098)	(10,404)
Other	(527)	(318)

Deferred tax liabilities	(5,625)	(10,722)

	$3,613	$3,557

The Company had no material accrual for uncertain tax positions or interest or penalties related to income taxes on the Company’s balance sheets at January 29, 2011 or January 28, 2012, and has not recognized any material uncertain tax positions or interest and/or penalties related to income taxes in the statement of operations for Fiscal 2009, Fiscal 2010 or Fiscal 2011.

The Company files a federal income tax return as well as state tax returns. The Company’s U.S. federal income tax returns for the years ended January 30, 2010 and thereafter remain subject to examination by the U.S. Internal Revenue Service (IRS). State returns are filed in various state jurisdictions, as appropriate, with varying statutes of limitation and remain subject to examination.